Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	€ 1,862.4	€ 1,862.9
Intangibles	2,087.4	2,083.1
Property, plant and equipment	414.3	422.4
Other non-current assets	1.5	1.9
Derivative financial instruments	35.6	17.5
Deferred tax assets	88.5	96.4
Total non-current assets	4,489.7	4,484.2
Current assets
Cash and cash equivalents	802.6	826.1
Inventories	263.1	323.2
Trade and other receivables	277.8	206.7
Indemnification assets	17.6	35.4
Short-term investments	25.0	25.0
Derivative financial instruments	19.3	3.9
Total current assets	1,405.4	1,420.3
Total assets	5,895.1	5,904.5
Current liabilities
Trade and other payables	543.7	525.2
Current tax payable	233.9	217.2
Provisions	36.5	40.9
Loans and borrowings	23.6	27.7
Derivative financial instruments	1.5	12.1
Total current liabilities	839.2	823.1
Non-current liabilities
Loans and borrowings	1,863.3	1,847.6
Employee benefits	209.4	237.5
Other non-current liabilities	2.4	2.7
Provisions	6.1	5.9
Derivative financial instruments	20.0	32.8
Deferred tax liabilities	399.9	398.2
Total non-current liabilities	2,501.1	2,524.7
Total liabilities	3,340.3	3,347.8
Net assets	2,554.8	2,556.7
Equity attributable to equity holders
Share capital and capital reserve	2,156.5	2,095.4
Share based compensation reserve	5.5	22.6
Founder Preferred Shares Dividend reserve	245.5	370.1
Translation reserve	89.7	94.8
Cash flow hedging reserve	5.5	(13.2)
Retained earnings/(accumulated deficit reserve)	52.1	(11.8)
Total equity	2,554.8	2,557.9
Non-controlling interests	0.0	(1.2)
Equity	€ 2,554.8	€ 2,556.7